As filed with the Securities  and Exchange  Commission via Edgar on January
8, 1996.


                                                               File No. 811-6701
                   =========================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                 AMENDMENT NO. 2
                                       TO
                                    FORM N-1A


                             REGISTRATION STATEMENT

                    UNDER THE INVESTMENT COMPANY ACT OF 1940


                          CAPITAL GROWTH PORTFOLIO

               (Exact Name of Registrant as Specified in Charter)

                                 CHARLOTTE HOUSE
                                 P.O. BOX N-1543
                                 NASSAU, BAHAMAS

               (Address of Principal Executive Office) (ZIP Code)

       Registrant's Telephone Number, including Area Code: (809) 323-6811

                                 James B. Craver
                          6 St. James Avenue, Suite 900
                           Boston, Massachusetts 02116

                     (Name and Address of Agent for Service)

                                    Copy to:

                              Carl Frischling, Esq.
                Kramer, Levin, Naftalis, Nessen, Kamin & Frankel
                                919 Third Avenue
                               New York, NY 10022

                    =======================================
                     ======================================

     This Amendment is filed solely to update the Registrant's registration statement which is hereby incorporated by reference.

                         International Equity Portfolio
                          Global Fixed Income Portfolio
                           Growth and Income Portfolio
                            Capital Growth Portfolio

                      Supplement Dated January 8, 1996 to
                      Prospectuses dated: February 28, 1995

In August 1995, The Chase Manhattan Corporation and Chemical Banking Corporation announced that they had entered into an Agreement and Plan of Merger (the "Merger Agreement") pursuant to which The Chase Manhattan Corporation will merge with Chemical (the "Holding Company Merger"). Under the terms of the Merger Agreement, Chemical will be the surviving corporation in the Holding Company Merger and will continue its corporate existence under Delaware law under the name "The Chase Manhattan Corporation". Subsequent to the Holding Company Merger, The Chase Manhattan Bank, N.A. (the "Adviser"), will be merged with and into Chemical Bank, a New York banking corporation (the "Bank Merger"). Both the Holding Company Merger and Bank Merger are subject to certain conditions, including certain regulatory approvals.

As required by the Investment Company Act of 1940, as amended (the "1940 Act"), the current advisory agreement (the "Current Agreement") between each Portfolio and the Adviser provides for its automatic termination upon its "assignment" (as defined in the 1940 Act). Consummation of the Holding Company Merger and the Bank Merger may be deemed to result in an assignment of each Current Agreement and, consequently, to terminate each Current Agreement in accordance with its terms. After the Holding Company Merger, the Adviser (or the successor thereto) will continue rendering services to the Portfolios under anticipated exemptive relief from the Securities and Exchange Commission and advisory services will not be impaired thereby.

The Registration Statement is hereby incorporated by reference.

                                   SIGNATURES


     Capital Growth Portfolio has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Parish of Paget, Bermuda, on January 8, 1996.


                                                        CAPITAL GROWTH PORTFOLIO


                                                   By /s/ H. Richard Vartabedian
                                                H. Richard Vartabedian, Chairman

This Post-Effective Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

        Signatures                  Title                   Date

   /s/ H. Richard Vartabedian      Chairman                  January 8, 1996
   H. Richard Vartabedian          and Trustee


   /s/ Stuart W. Cragin, Jr.       Trustee                   January 8, 1996
   Stuart W. Cragin, Jr.


   /s/ Fergus Reid, III            Trustee                   January 8, 1996
   Fergus Reid, III


   /s/ Irv Thode                   Trustee                   January 8, 1996
   Irv Thode


   /s/ William J. Armstrong        Trustee                   January 8, 1996
   William J. Armstrong